SUPPLEMENT DATED DECEMBER 10, 1999, TO
                     THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED MAY 1, 1998, FOR
                                FUTURE DIMENSIONS
                              DEFERRED COMBINATION
                       FIXED AND VARIABLE ANNUITY CONTRACT
                                   ISSUED BY:
                        SOUTHLAND LIFE INSURANCE COMPANY
                                     AND ITS
                          SOUTHLAND SEPARATE ACCOUNT A1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR STATEMENT OF ADDITIONAL INFORMATION. PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.


The second sentence of the second paragraph of the Statement of Additional Information cover page dated May 1, 1998 is hereby deleted and replaced in its entirety as follows:

         "FOR A COPY OF THE PROSPECTUS, CONTACT OUR CUSTOMER
         SERVICE CENTER BY SENDING A WRITTEN REQUEST TO P.O. BOX
         11520, CHURCH STREET STATION, NEW YORK, NY 10286-1520 OR TELEPHONING 1-800-224-3035."

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